SECURITIES AVAILABLE FOR SALE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE [Abstract]
Provision for income taxes related to net realized securities gains	$ 7	$ 84
Income tax rate related to net realized securities gains	34.00%	34.00%
Securities pledged	$ 8,522	$ 6,479	$ 8,466
Percentage of securities held in a issuer	10.00%	10.00%